CAPITAL MANAGEMENT AND FINANCIAL RISK - Maximum exposure to credit risk (Details)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Jul. 27, 2020 USD ($)	Nov. 16, 2016 CAD ($)	Sep. 30, 2016 USD ($)	Aug. 31, 2016 CAD ($)
CAPITAL MANAGEMENT AND FINANCIAL RISK
Maximum exposure to credit risk	$ 494,848,000	$ 136,217,000
Contingent sale receivable accounted for at fair value	0	0	$ 10,000,000	$ 0	$ 10,000,000	$ 0
Accumulated impairment
CAPITAL MANAGEMENT AND FINANCIAL RISK
Financial assets	0	0
Cash and cash equivalents
CAPITAL MANAGEMENT AND FINANCIAL RISK
Maximum exposure to credit risk	465,918,000	108,518,000
Trade and other receivables
CAPITAL MANAGEMENT AND FINANCIAL RISK
Maximum exposure to credit risk	5,332,000	3,075,000
Restricted cash and investments
CAPITAL MANAGEMENT AND FINANCIAL RISK
Maximum exposure to credit risk	11,830,000	11,624,000
Investments-debt instruments
CAPITAL MANAGEMENT AND FINANCIAL RISK
Maximum exposure to credit risk	$ 11,768,000	$ 13,000,000